EQUIPMENT (Tables)	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Equipment consists of the following as at March 31, 2015 and December 31, 2014.

	March 31, 2015			December 31, 2014
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	107,369	33,933	73,436	77,650	27,438	50,212
Furniture and fixtures	23,832	7,689	16,143	24,909	7,325	17,584
Tools and parts	12,100	1,050	11,050	11,913	1,787	10,126
	143,301	42,672	100,629	114,472	36,550	77,922

Equipment consists of the following as at December 31, 2014 and March 31, 2014

	December 31, 2014			March 31, 2014
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	77,650	27,438	50,212	-	-	-
Furniture and fixtures	24,909	7,325	17,584	11,194	4,442	6,752
Tools and parts	11,913	1,787	10,126	-	-	-
	114,472	36,550	77,922	11,194	4,442	6,752